Commitments and Contingencies (Details) (Narrative) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 04, 2017 facility
Loss Contingencies [Line Items]
Accrual for Environmental Loss Contingencies	$ 14.9	$ 20.5
Environmental Remediation Expense	4.4	15.0	$ 9.0
Recorded Third-Party Environmental Recoveries Receivable	2.9	4.1
Recorded Third-Party Environmental Recoveries, Amount	$ 1.4	3.1	$ 0.7
Powder Springs Logistics, LLC [Member]
Loss Contingencies [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Guarantee of Indebtedness of Others [Member] | Equity Method Investee [Member] | Powder Springs Logistics, LLC [Member]
Loss Contingencies [Line Items]
Guarantees, Fair Value Disclosure	$ 0.4
Equity Method Investment, Ownership Percentage	50.00%
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 25.0
Accounts Receivable [Member]
Loss Contingencies [Line Items]
Recorded Third-Party Environmental Recoveries Receivable	1.8	2.4
Other Noncurrent Assets [Member]
Loss Contingencies [Line Items]
Recorded Third-Party Environmental Recoveries Receivable	$ 1.1	$ 1.7
Unfavorable Regulatory Action [Member] | Pending Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency, Alleged Patent Infringement, Number Of Facilities | facility				9